T. ROWE PRICE International Value Equity Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.4%
Common Stocks 0.4%
Tenaris, ADR (USD)  2,770,200 56,623
Total Argentina (Cost
$33,804
)
56,623
AUSTRALIA 4.8%
Common Stocks 4.8%
BHP Group  6,452,235 253,436
Downer EDI  18,188,147 70,761
Incitec Pivot  28,588,824 56,356
Scentre Group  21,120,821 40,325
South32  49,181,607 107,771
Treasury Wine Estates  6,909,248 60,606
Worley  4,355,431 35,764
Total Australia (Cost
$501,946
)
625,019
AUSTRIA 1.7%
Common Stocks 1.7%
BAWAG Group  2,071,752 117,695
Erste Group Bank  2,709,970 105,013
Total Austria (Cost
$153,587
)
222,708
BELGIUM 0.7%
Common Stocks 0.7%
KBC Group  1,081,980 87,124
Total Belgium (Cost
$77,656
)
87,124
BRAZIL 0.3%
Common Stocks 0.3%
EDP  12,763,834 42,152
Total Brazil (Cost
$41,208
)
42,152
CANADA 3.6%
Common Stocks 3.6%
Franco-Nevada  461,395 73,799

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Magna International (USD)  797,850 66,884
Manulife Financial  3,403,000 65,791
National Bank of Canada (1) 1,195,000 91,464
Sun Life Financial  1,995,300 103,923
TC Energy  1,443,300 70,360
Total Canada (Cost
$309,353
)
472,221
CHINA 2.3%
Common Stocks 1.9%
Baidu, ADR (USD) (2) 377,200 61,865
Fosun International (HKD)  38,288,000 50,686
Guangzhou Automobile Group, H Shares (HKD)  31,950,000 27,693
JOYY, ADR (USD)  895,506 47,865
Sinopharm Group, H Shares (HKD)  9,376,000 24,586
Yangzijiang Shipbuilding Holdings (SGD)  34,273,800 34,683
247,378
Common Stocks - China A Shares 0.4%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  6,600,610 48,576
48,576
Total China (Cost
$362,392
)
295,954
FINLAND 1.3%
Common Stocks 1.3%
Kojamo  1,599,689 39,442
Sampo, A Shares  2,794,141 134,478
Total Finland (Cost
$132,683
)
173,920
FRANCE 9.8%
Common Stocks 9.8%
Airbus (2) 1,177,241 161,481
AXA  6,963,858 180,343
BNP Paribas  2,597,897 158,418
Dassault Aviation  51,492 61,309
Electricite de France  5,501,451 66,785
Engie  7,620,071 101,616
Eutelsat Communications  3,384,101 36,823
Orange  3,922,995 43,660
Sanofi  1,420,487 146,414
Thales  879,026 92,258

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
TotalEnergies  4,631,610 201,969
Valeo  1,272,970 36,809
Total France (Cost
$1,283,541
)
1,287,885
GERMANY 7.7%
Common Stocks 6.7%
BASF  1,051,683 82,639
Bayer  2,004,714 119,439
Covestro  1,214,941 78,268
Daimler  1,318,807 117,690
Fresenius  1,660,326 87,267
GEA Group  1,770,845 78,520
HeidelbergCement  728,401 64,549
Munich Re  246,838 66,603
Siemens  942,360 147,039
Telefonica Deutschland Holding  12,890,760 34,748
876,762
Preferred Stocks 1.0%
Volkswagen  518,464 126,283
126,283
Total Germany (Cost
$900,876
)
1,003,045
HONG KONG 1.0%
Common Stocks 1.0%
CK Hutchison Holdings  9,258,500 67,646
Galaxy Entertainment Group (2) 4,031,000 27,318
Hongkong Land Holdings (USD)  8,306,703 37,687
Total Hong Kong (Cost
$158,578
)
132,651
HUNGARY 0.3%
Common Stocks 0.3%
OTP Bank (2) 791,475 42,681
Total Hungary (Cost
$33,545
)
42,681
INDIA 1.7%
Common Stocks 1.7%
ICICI Bank, ADR (USD)  3,830,213 71,204

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Indus Towers  13,037,912 39,146
Petronet LNG  9,210,898 27,181
Shriram Transport Finance  4,254,302 80,195
Total India (Cost
$144,435
)
217,726
ITALY 2.3%
Common Stocks 2.3%
CNH Industrial  5,212,629 87,038
Leonardo (2) 6,867,316 53,968
Prysmian  2,027,587 72,696
Stellantis  4,699,162 90,230
Total Italy (Cost
$229,230
)
303,932
JAPAN 20.1%
Common Stocks 20.1%
Asahi Group Holdings  1,933,500 86,997
Asics  2,759,100 60,934
Astellas Pharma  8,002,500 127,459
Benesse Holdings  1,395,800 32,119
Bridgestone  1,531,600 67,475
Dai-ichi Life Holdings  3,595,600 66,177
DIC  1,948,300 52,651
Fujitsu  931,700 158,511
Hitachi  3,119,500 179,431
Hitachi Metals (2) 4,225,700 82,524
JGC Holdings  3,342,900 30,095
Kirin Holdings  4,015,900 73,454
Matsumotokiyoshi Holdings  1,726,000 76,690
Mitsubishi Electric  6,766,400 91,801
Mitsubishi Estate  4,036,800 63,325
Mitsubishi UFJ Financial Group  20,092,900 106,144
Mitsui Fudosan  3,554,000 83,118
Nippon Shokubai  843,400 40,568
Nippon Telegraph & Telephone  7,169,500 183,597
ORIX  5,536,800 96,869
Otsuka Holdings  2,279,500 90,608
Persol Holdings  3,267,300 65,919
Sompo Holdings  2,222,800 91,895
Stanley Electric  2,048,400 53,449
Sumitomo  5,779,300 78,540
Taiheiyo Cement  1,702,200 39,659
Takeda Pharmaceutical  3,207,100 106,753

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Tokyo Electron  249,200 102,776
Toyota Motor  2,631,600 236,253
Total Japan (Cost
$2,199,610
)
2,625,791
NETHERLANDS 6.7%
Common Stocks 6.7%
AerCap Holdings (USD) (2) 1,276,300 67,644
Akzo Nobel  725,634 89,635
ASML Holding  298,766 228,372
ING Groep  18,670,044 239,550
Koninklijke DSM  461,742 93,079
Koninklijke Philips  1,758,927 81,103
Signify  1,290,812 72,310
Total Netherlands (Cost
$529,452
)
871,693
PORTUGAL 0.7%
Common Stocks 0.7%
Banco Comercial Portugues, Class R (1)(2) 150,797,630 21,464
Galp Energia  6,956,433 67,837
Total Portugal (Cost
$141,557
)
89,301
RUSSIA 0.5%
Common Stocks 0.5%
Sberbank of Russia, ADR (USD)  3,855,860 64,167
Total Russia (Cost
$44,724
)
64,167
SINGAPORE 0.8%
Common Stocks 0.8%
United Overseas Bank  5,730,336 110,788
Total Singapore (Cost
$91,192
)
110,788
SOUTH KOREA 2.5%
Common Stocks 2.5%
KT  493,625 14,501
KT, ADR (USD)  3,804,124 54,741
POSCO  199,562 63,472

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Samsung Electronics  2,789,274 190,609
Total South Korea (Cost
$177,158
)
323,323
SPAIN 1.9%
Common Stocks 1.9%
Banco Bilbao Vizcaya Argentaria  13,818,246 88,457
Iberdrola (1) 10,793,996 129,907
Indra Sistemas (2) 3,362,641 35,202
Total Spain (Cost
$198,966
)
253,566
SWEDEN 1.7%
Common Stocks 1.7%
Lundin Energy  2,346,682 73,156
Millicom International Cellular, SDR (2) 1,184,128 47,254
Swedbank, A Shares  5,357,983 104,340
Total Sweden (Cost
$200,646
)
224,750
SWITZERLAND 5.8%
Common Stocks 5.8%
Novartis  2,323,220 214,848
Roche Holding  737,025 284,722
UBS Group  6,817,080 112,317
Zurich Insurance Group  373,176 150,455
Total Switzerland (Cost
$540,686
)
762,342
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing  7,432,000 155,325
Total Taiwan (Cost
$29,062
)
155,325
UNITED KINGDOM 16.8%
Common Stocks 16.8%
Amcor, CDI (AUD)  6,105,987 70,831
ASOS (2) 1,471,163 77,791
AstraZeneca, ADR (USD)  4,679,700 267,866
Aviva  15,138,921 81,306

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
boohoo Group (2) 9,128,650 33,072
British American Tobacco  1,916,679 71,286
GlaxoSmithKline, ADR (USD) (1) 4,226,642 169,657
Great Portland Estates  5,982,222 63,313
HSBC Holdings  9,300,824 51,342
Imperial Brands  3,912,401 83,766
Informa (2) 8,300,569 57,036
Investec  7,000,947 26,597
Lloyds Banking Group  165,962,036 104,932
Meggitt (2) 9,243,970 60,246
Mondi  1,315,458 36,470
Next (2) 878,869 96,275
Playtech (2) 2,266,779 11,653
Prudential  6,075,905 114,098
Rolls-Royce Holdings (2) 60,026,012 82,903
Royal Dutch Shell, B Shares  6,998,834 138,291
Smiths Group  3,908,764 84,454
Unilever  2,494,523 143,564
Vodafone Group  60,601,962 97,445
Whitbread (2) 1,565,247 66,156
WPP  8,188,019 105,896
Total United Kingdom (Cost
$2,184,022
)
2,196,246
UNITED STATES 0.8%
Common Stocks 0.8%
NXP Semiconductors  492,849 101,719
Total United States (Cost
$36,818
)
101,719
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 274,773,373 274,773
Total Short-Term Investments (Cost $274,773) 274,773

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.1%
Short-Term Funds 1.1%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 14,168,406 141,684
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 141,684
Total Securities Lending Collateral (Cost $141,684) 141,684
Total Investments in Securities 100.6%
(Cost $11,153,184) $ 13,159,109
Other Assets Less Liabilities (0.6)% (82,934)
Net Assets 100.0% $ 13,076,175
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2021.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 69
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 69 +
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 46,837 ¤ ¤ $ 274,773
T. Rowe Price Short-Term Fund,
0.07% 41,215 ¤ ¤ 141,684
Total $ 416,457 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $69 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $416,457.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F127-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 966,068 $ 11,650,301 $ — $ 12,616,369
Preferred Stocks — 126,283 — 126,283
Short-Term Investments 274,773 — — 274,773
Securities Lending Collateral 141,684 — — 141,684
Total $ 1,382,525 $ 11,776,584 $ — $ 13,159,109